Investment Strategy - Independent Franchise Partners US Equity Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Independent Franchise Partners, LLP (the “Adviser”) pursues the Fund’s investment strategy by investing in a portfolio of equity securities. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of companies deriving a significant portion of their revenue from the United States (“U.S.”); or with a primary listing on a U.S. stock exchange; or that have their principal place of business or operations in the U.S. Equity securities in which the Fund may invest include common and preferred stocks, securities convertible, or exchangeable into common stocks, warrants, rights to purchase common stocks and sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). The Fund may invest up to 20% of the value of its net assets in non-U.S. equity securities, including equity securities in emerging markets. The Fund may also invest up to 10% of its net assets in cash and cash equivalents.

It is the intention of the Adviser that the Fund’s portfolio will be limited to 20 to 40 securities.

The Fund typically will buy equity securities of franchise (“Franchise”) companies. The Adviser defines a Franchise company to be a business with a high and sustainable return on capital. This generally arises because the company possesses a unique and durable intangible asset (such as a brand, license, patent, or distribution network) that provides a relatively consistent demand for its product or service. Franchise companies tend to exhibit the following characteristics:

●	Durable intangible assets (e.g. brands, licenses, patents);

●	Domestic/international growth potential;

●	Low capital intensity;

●	High free-cash generation;

●	Financial strength: comfortable coverage of fixed charges; and

●	Capable management.

The Adviser may sell a security held by the Fund when one or more of these characteristics change or are no longer applicable to the company.

The Fund may invest in securities with a wide range of market capitalizations.

The Fund is non-diversified, which means it may invest in a smaller number of companies than a diversified fund.